UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 06/30/07

Date of reporting period: 07/01/06 - 6/30/07

Item 1 - Attach shareholder report






                                  BULLFINCH FUND, INC.




                              1370 Pittsford Mendon Road
                                Mendon, New York 14506
                                  (585) 624-3150
                                  1-888-BULLFINCH
                                 (1-888-285-5346)









                                                                  Annual Report
                                                                  June 30, 2007


                   Management's Discussion of Fund Performance


                                                               August 15, 2007

Dear Fellow Shareholders:

We are very proud to present the June 2007 Annual Report of the Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

The first half of 2007 has been very good to the shareholders of both Series of the Bullfinch Fund. The Unrestricted Series benefitted from several buyouts of stocks held in its portfolio in the first quarter. These buyouts helped preserve the return during the tumultuous latter half of the quarter and provided ready cash for buying as stocks dipped lower.

The Greater Western New York Series, on the other hand, saved its best for the second quarter. After a flat first quarter, the Series rose significantly. Indeed, according to the July 9, 2007 issue of Barron's, the Greater Western New York Series "won top honors in the Multi-cap category" for the second quarter. While past performance can never guarantee future results, we stand proud of this designation. Helping us in the quarter was the buyout offer of Bausch and Lomb, as well as steadily rising prices across the portfolio.

In both Series, we remained cautious, preserving an unusually large defensive position as stock valuations exceeded what we felt represented good "Value" investments. Despite this, we still achieved the outstanding overall portfolio performance mentioned above. We felt, however, with the recent run-up in stock prices, the overall market seemed poised to give back some of those returns. In fact, as the last several weeks attest, this is precisely what the markets have done.

The markets this summer appear to have responded quite unfavorably to the simmering sub-prime problems. This has particularly hurt financial stocks. We do have exposure to those stocks, but we belief the sub-prime exposure within those companies is manageable. In addition, for a few days the street was rife with worries regarding money market funds. Again, our research shows our exposure to the sub-prime industry is quite small.

Overall, we feel both Series' portfolios are positioned well to weather any near-term market storms, and possibly pick up some bargains during extreme dips. We still maintain a healthy equity allocation that should benefit when markets return to their strength.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune in the coming year.


Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President








                                 UNRESTRICTED SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                     FINANCIAL STATEMENTS AS OF JUNE 30, 2007
                     TOGETHER WITH INDEPENDENT AUDITORS' REPORT

                                  ROTENBERG & CO.
                           Certified Public Accountants
                             1870 Winton Road South
                                    Suite 200
                              Rochester, NY 14618
                               Tel 585-295-2400
                               Fax 585-295-2150

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc - Unrestricted Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments, as of June 30 2007, and the related statements of operations, changes in net assets, and the financial highlights for the years ended June 30, 2007, 2006 and 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc - Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2007, and the results of its operations, changes in net assets, and its financial highlights for the years ended June 30, 2007, 2006, and 2005 in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of the Unrestricted Series (a series within the Bullfinch Fund Inc.) as of June 30, 2003 and 2002 were audited by other auditors whose reports dated August 13, 2003 and August 15, 2002 respectively expressed an unqualified opinion on those statements.


/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
August 20, 2007



                                    UNRESTRICTED SERIES
                        (A SERIES WITHIN THE BULLFINCH FUND, INC.)

                           STATEMENT OF ASSETS AND LIABILITIES
                                      JUNE 30, 2007



ASSETS

Investments in Securities, at Fair Value,
                      Identified Cost of $2,927,692           $  3,940,764

Cash                                                             1,222,008

Accrued Interest and Dividends                                       7,843

Prepaid Expenses                                                     9,059
                                                              ------------

Total Assets                                                  $  5,179,674
                                                              ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                              $     16,455


NET ASSETS

Net Assets (Equivalent to $14.81 per share based on
                348,746.944 shares of stock outstanding)         5,163,219
                                                              ------------

Total Liabilities and Net Assets                              $  5,179,674
                                                              ============
COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      348,746.944 Shares Outstanding                          $  4,387,887

Accumulated Net Investment Loss                                   (237,740)

Net Unrealized Appreciation on Investments                       1,013,072
                                                              ------------
Net Assets at June 30, 2007                                   $  5,163,219
                                                              ============



       The accompanying notes are an integral part of these statements.


                                UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                SCHEDULE OF INVESTMENTS IN SECURITIES JUNE 30, 2007

                           Historical
Common Stocks - 100%          Shares       Cost        Value

Medical Products and Supplies - 16.2%
  Biomet Inc.                  4,500      $ 146,143    $ 205,740
  Johnson & Johnson            2,400        136,714      147,888
  Medtronic Inc.               3,000        147,940      155,580
  Polymedica Corporation       3,200         83,194      130,720
                                          ---------    ---------
                                            513,991      639,928

Computers - Software - 13.9%
   Microsoft Corp.             6,200        151,626      182,714
   Oracle                     11,000        119,262      216,810
   Synopsis, Inc.              5,600        115,460      148,008
                                          ---------    ---------
                                            386,348      547,532

Banking and Finance - 10.3%
   Fiserv, Inc.                3,000         75,229      170,400
   Fifth Third Bancorp         4,100        159,746      163,057
   National City Corp.         2,200         55,431       73,304
                                          ---------    ---------
                                            290,406      406,761

Electrical Equipment - 8.9%
   Corning Inc.                7,300         71,366      186,515
   General Electric Co.        4,300        125,562      164,604
                                          ---------    ---------
                                            196,928      351,119

Oil & Related - 5.6%
   Helmerich & Paine           6,200        153,229      219,604

Automotive - 5.1%
   Gentex Corp.               10,300        147,681      202,807

Retail - Specialty - 4.9%
   Fastenal Co.                4,600        160,394      192,556

Utilities - Natural Resources - 4.0%
   Chesapeake Utilities Corp.  3,100         57,194      106,144
   NiSource Inc.               2,500         46,325       51,775
                                          ---------    ---------
                                            103,519      157,919

Retail - General - 4.0%
   Fred's Inc. Class A        11,800        152,521      157,884


                           Historical
Common Stocks - 100%          Shares       Cost        Value

Office Equipment - 3.8%
   Xerox Corp.                 8,000        118,582     147,840

Paper & Related Products - 3.7%
   Avery Dennison Corp.        2,200        114,734     146,256

Computer - Networking - 2.7%
   Cisco Systems, Inc.         3,800         55,371     105,830

Insurance - 2.6%
   Gallagher Arthur J & Co.    3,700         99,355     103,156

Food & Beverages - 2.6%
   Sensient Technologies       4,000         80,550     101,560

Pharmaceuticals -2.5%
   Mylan Laboratories Inc.     5,400        110,246      98,226

Semiconductors - 2.5%
   Intel Corp.                 4,100         80,666      97,334

  Instruments - 2.4%
   Checkpoint Systems, Inc.    3,700         32,717      93,425

  Computers - Hardware - 2.3%
   Dell Corp.                  3,250         66,364      92,787

Commercial Services, Inc. - 2.0%
   Paychex, Inc.               2,000         64,090      78,240



Total Investments in Securities         $ 2,927,692 $ 3,940,764
                                        =========== ===========





       The accompanying notes are an integral part of these statements.





        UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2007, 2006 AND 2005

                                                  2007       2006       2005
                                                  ----       ----       ----
INVESTMENT INCOME:
   Dividends                                 $ 120,940  $  87,909  $  70,818

EXPENSES:
   Management fees                              52,868     46,736     41,125
   Legal and Professional                       11,468     12,113     10,562
   Director's Fees                               1,200      1,200      1,200
   D&O/E&O                                       5,129     11,340      4,482
   Fidelity Bond                                 1,058        936        936
   Taxes                                           472        518        455
   Telephone                                       208        234        289
   Registration Fees                             1,137        969      1,134
   Custodian Fees                                2,772      2,751      2,107
   Dues and Subscriptions                        2,075      1,926      1,698
                                             ---------  ---------  ---------
Total expense                                   78,387     78,723     63,988
                                             ---------  ---------  ---------
Net investment income (loss)                    42,553      9,186      6,830
                                             ---------  ---------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss)
   from securities transactions                271,683    236,874   147,001
Unrealized appreciation (depreciation)
   during the period                           546,434   (197,111)  (45,245)
                                             ---------  ---------  ---------

Net gain (loss) on investments                 818,117     39,763    101,756
                                             ---------  ---------  ---------

INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               $  860,670  $  48,949  $ 108,586
                                            ==========  =========  =========

        UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
             STATEMENTS OF CHANGES IN NET ASSETS FOR THE
              YEARS ENDED JUNE 30, 2007, 2006 AND 2005

                                                  2007       2006       2005
                                                  ----       ----       ----
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)              $   42,553  $   9,186 $    6,830
  Net realized gain (loss)
    from security transactions                 271,683    236,874    147,001
  Net change in unrealized appreciation
    (depreciation) of investments              546,434   (197,111)   (45,245)
                                             ---------  ---------  ---------
Increase (decrease) in net assets
    resulting from operations                  860,670     48,949    108,586

CAPITAL SHARE TRANSACTION:
  Sales                                        483,725    535,360    473,324
  Redemptions                                 (678,722)  (181,377)  (419,589)
                                             ---------  ---------  ---------

Total capital share transactions              (194,997)   353,983     53,735
                                             ---------  ---------  ---------
Increase in net assets                         665,673    402,932    162,321

NET ASSETS:
  Beginning of period                        4,497,546  4,094,614  3,932,293
                                             ---------  ---------  ---------
  End of period                             $5,163,219 $4,497,546 $4,094,614


        The accompanying notes are an integral part of these statements.


           UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
                  NOTES TO FINANCIAL STATEMENTS JUNE 30, 2007


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $17,260 to its shareholders on December 28, 2004 in the form of stock dividends equal to 1,137.790 shares of stock. The Series made a distribution of its long term capital gains of $234,457 and ordinary income of $6,615 to its shareholders on June 29, 2005 in the form of stock dividends equal to 17,183.492 shares of stock. The Series made a distribution of its long term capital gains of $18,898 to its shareholders on December 28, 2005 in the form of stock dividends equal to 1,338.392 shares of stock. The Series made a distribution of its long term capital gains of $242,509 and ordinary income of $9,254 to its shareholders on June 28, 2006 in the form of stock dividends equal to 19,233.233 shares of stock. The Series made a distribution of its long term capital gains of $125,765 and ordinary income of $24,454 to its shareholders on December 27, 2006 in the form of stock dividends equal to 10,586.286 shares of stock. The Series made a distribution of its long term capital gains of $74,306, its short term capital gains of $70,928 and ordinary income of $17,901 to its shareholders on June 27, 2007 in the form of stock dividends equal to 10,992.948 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2007, the Series purchased $1,524,478 of common stock. During the same period, the Series sold $1,660,698 of common stock.

For the year ended June 30, 2006, the Series purchased $677,002 of common stock. During the same period, the Series sold $1,369,364 of common stock.

For the year ended June 30, 2005, the Series purchased $853,288 of common stock. During the same period, the Series sold $709,374 of common stock.

At June 30, 2007, the gross unrealized appreciation for all securities totaled $1,025,092 and the gross unrealized depreciation for all securities totaled $12,020, or a net unrealized appreciation of $1,013,072. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $2,927,692.

At June 30, 2006, the gross unrealized appreciation for all securities totaled $603,934 and the gross unrealized depreciation for all securities totaled $137,296, or a net unrealized appreciation of $466,638. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $2,792,229.

At June 30, 2005, the gross unrealized appreciation for all securities totaled $828,871 and the gross unrealized depreciation for all securities totaled $165,121, or a net unrealized appreciation of $663,750. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $3,247,717.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2007, 2006 and 2005, the fund paid investment advisory fees of $52,868, $46,736 and $41,125, respectively.

On June 30, 2007, the fund had $4,515 included in accrued expenses, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.




NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                   Shares        Amount
                                                   -----------   -----------
Balance at June 30, 2004                           271,338.635   $ 3,332,819

Shares sold during 2005                             32,575.497       473,324
Shares Redeemed During 2005                        (29,211.603)     (419,589)
Reinvestment of Distributions, December 28, 2004     1,137.790        17,260
Reinvestment of Distributions, June 29, 2005        17,183.492       241,072
                                                   -----------   -----------
Balance at June 30, 2005                           293,023.811   $ 3,644,886
                                                   -----------   -----------
Shares sold during 2006                             37,416.865       535,360
Shares Redeemed During 2006                        (12,537.319)     (181,377)
Reinvestment of Distributions, December 28, 2005     1,338.392        18,898
Reinvestment of Distributions, June 28, 2006        19,233.233       251,763
                                                   -----------   -----------
Balance at June 30, 2006                           338,474.982   $ 4,269,530
                                                   ===========   ===========
Shares sold during 2007                             34,186.763       483,725
Shares Redeemed During 2007                        (45,494.035)     (678,722)
Reinvestment of Distributions, December 28, 2006    10,586.286       150,219
Reinvestment of Distributions, June 28, 2007        10,992.948       163,135
                                                   -----------   -----------
Balance at June 30, 2007                           348,746.944   $ 4,387,887
                                                   ===========   ===========

        UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
      FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
       FOR THE YEARS ENDED JUNE 30, 2007, 2006, 2005, 2004, and 2003


                                2007      2006      2005      2004      2003
                                ----      ----      ----      ----      ----
NET ASSET VALUE,
      beginning of period    $ 13.29   $ 13.97   $ 14.49   $ 12.69   $ 11.91
                             -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)   0.12      0.03      0.02     (0.03)    (0.06)
  Net gain (loss) on securities
   both realized and unrealized 0.49     (1.56)    (1.47)     1.44      0.84
                             -------   -------   -------   -------   -------

Total from investment
       Operations               0.61     (1.53)    (1.45)     1.41      0.78
                             -------   -------   -------   -------   -------

DISTRIBUTIONS
 Dividends                      0.91      0.85      0.93      0.39      0.00
                             -------   -------   -------   -------   -------

NET ASSET VALUE,
        end of period        $ 14.81   $ 13.29   $ 13.97   $ 14.49   $ 12.69
                             =======   =======   =======   =======   =======

NET ASSETS,
        end of period $5,163,219 $4,497,546 $4,094,614 $3,932,293 $2,538,036


                              Actual    Actual    Actual    Actual    Actual
                              ------    ------    ------    ------    ------

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*        1.6%       1.8%      1.6%      1.6%      1.7%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*        0.9%       0.2%      0.2%     (0.2)%    (0.3)%

PORTFOLIO TURNOVER RATE*       30.4%      15.3%     18.2%     22.6%      7.5%

TOTAL RETURN                   18.6%       1.3%      2.8%     17.4%      6.6%

* Per share amounts calculated using the average shares method











      The accompanying notes are an integral part of these statements.



    GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

                FINANCIAL STATEMENTS AS OF JUNE 30, 2007
               TOGETHER WITH INDEPENDENT AUDITORS' REPORT

                            ROTENBERG & CO.
                     Certified Public Accountants
                       1870 Winton Road South
                              Suite 200
                        Rochester, NY 14618
                          Tel 585-295-2400
                          Fax 585-295-2150

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc - Greater Western New York Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments, as of June 30 2007, and the related statements of operations, changes in net assets, and the financial highlights for the years ended June 30, 2007, 2006 and 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc - Greater Western New York Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2007, and the results of its operations, changes in net assets, and its financial highlights for the years ended June 30, 2007, 2006, and 2005 in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of the Western New York Series (a series within the Bullfinch Fund Inc.) as of June 30, 2003 and 2002 were audited by other auditors whose reports dated August 13, 2003 and August 15, 2002 respectively expressed an unqualified opinion on those statements.

/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
August 20, 2007


GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007

ASSETS

Investments in securities, at fair value,
    identified cost of $399,149                                   $ 637,947

Cash                                                                 90,226

Accrued interest and dividends                                          834

Prepaid expenses                                                      1,952

Due from investment advisor                                               0
                                                                  ---------
Total assets                                                      $ 730,959
                                                                  =========

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                  $   3,398


NET ASSETS

Net assets (equivalent to $14.85 per share based
     on 48,994.697 shares of stock outstanding)                     727,561
                                                                  ---------
Total Liabilities and Net Assets                                  $ 730,959
                                                                  =========
COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       48,994.697 Shares Outstanding                               $ 515,292

Accumulated net investment loss                                     (26,529)

Net unrealized appreciation on investments                          238,798
                                                                  ---------
Net assets at June 30, 2007                                       $ 727,561
                                                                  =========



       The accompanying notes are an integral part of these statements.











   GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
               SCHEDULE OF INVESTMENTS IN SECURITIES JUNE 30, 2007



                           Historical
Common Stocks - 100%          Shares       Cost        Value

Medical Products & Supplies - 15.5%
   Bausch & Lomb Inc.            600       $ 31,473    $  41,664
   Greatbatch Technologies     1,200         31,766       38,880
   Johnson & Johnson             300         17,108       18,486
                                          ---------    ---------
                                             80,347       99,030

Electrical Equipment - 10.9%
   Corning, Inc.               1,000          7,874       25,550
   General Electric Co.          550         15,917       21,054
   Ultralife Batteries, Inc.   2,200         12,432       23,144
                                          ---------    ---------
                                             36,223       69,748
Electronic Components - 7.7%
   Astronics Corp.             1,431          7,065       45,391
   IEC Electronics Corp.       2,000          1,530        3,680
                                          ---------    ---------
                                              8,595       49,071
Real Estate & Related - 6.3%
   Home Properties  Inc.         400         16,297       20,772
   Sovran Self Storage           400         15,241       19,264
                                          ---------    ---------
                                             31,538       40,036
Retail - Specialty - 5.5%
   Christopher & Banks Corp.     700         12,105       12,005
   Fastenal Co.                  550         19,186       23,023
                                          ---------    ---------
                                             31,291       35,028

Metal Fabrication & Hardware - 5.3%
   Graham Corp.                1,200          4,804       33,780

Commercial Services - 4.9%
   Harris Interactive, Inc.    2,600          8,918       13,910
   Paychex, Inc.                 450         11,885       17,604
                                          ---------    ---------
                                             20,803       31,514
Aerospace - 4.8%
   Moog, Inc. Class A            337          2,926       14,865
   Northrop Grumman              200          2,536       15,574
                                          ---------    ---------
                                              5,462       30,439
Railroads - 4.2%
   Genesee & Wyoming Class A     900          2,522       26,856

Computers - Software - 4.2%
   Oracle                      1,300      $  16,642    $  25,623
   Veramark Tech, Inc.         1,050          6,181          840
                                          ---------    ---------
                                             22,823       26,463
Photographic Equipment and Suppliers - 3.5%
   Eastman Kodak                 800         20,746       22,264

                           Historical
Common Stocks - 100%          Shares       Cost        Value

Utilities - Natural Resources - 3.4%
   National Fuel Gas Co.         500         11,250       21,655

Office Equipment - 3.2%
   Xerox Corp.                 1,100         18,571       20,328

Food & Beverages - 3.0%
   Constellation Brands Inc.     800          5,017       19,424

Automotive - 2.9%
   Monro Muffler Brake Inc.      500          9,880       18,725

Steel - 2.6%
   Gilbraltar Industries Inc.    750          8,975       16,612

Computers - Services - 2.6%
   Computer Task Group, Inc.   3,700         15,799       16,391

Computers - Distributors - 2.0%
   Ingram Micro                  600         10,909       13,026

Airlines - 2.0%
   Southwest Airlines Co.        850         15,105       12,674

Computers - Hardware - 1.6%
   Dell Corporation              350         10,734        9,993

Computers - Networking - 1.6%
  Performance Technologies, Inc. 2,200       18,032        9,900

Packaging and Containers - 1.1%
   Mod Pac Corporation           715          3,461        7,300

Health Care Service Provider -0.5%
  VirtualScopics Inc.          2,000          2,981        3,400


Machinery - 0.5%
   Columbus McKinnon Corp.       100          2,344        3,220

Industrial Materials - 0.2%
   Servotronics, Inc.            100            937        1,070
                                          ---------    ---------


Total Investments in Securities           $ 399,149    $ 637,947
                                          =========    =========


     The accompanying notes are an integral part of these statements.



   GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2007, 2006, AND 2005

                                                  2007       2006       2005
                                                  ----       ----       ----
INVESTMENT INCOME:
        Dividends                           $    9,665 $    8,146 $    5,710

EXPENSES:
        Management fees                          8,117      7,292      6,265
        Reimbursement of Management Fees        (1,000)    (2,520)    (1,302)
        Legal and Professional                   1,384      1,515      1,224
        Director's Fees                          1,200      1,200      1,200
        D&O/E&O                                    522      1,260        498
        Fidelity Bond                              117        104        104
        Taxes                                      454        450        433
        Telephone                                  208        234        289
        Registration Fees                          418        418        200
        Custodian Fees                             224        186         99
        Dues and Subscriptions                   1,275      1,126        898
                                             ---------  ---------  ---------
Total expense                                   12,919     11,265      9,908
Net investment income (loss)                    (3,254)    (3,119)    (4,198)
                                             ---------  ---------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss)
  from securities transactions                   3,805     37,655       (155)
Unrealized appreciation (depreciation)
  during the period                             80,397     23,218     32,113
                                             ---------  ---------  ---------
Net gain (loss) on investments                  84,202     60,873     31,958
                                             ---------  ---------  ---------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 $  80,948  $  57,754  $  27,760
                                             =========  =========  =========

  GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
                STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED JUNE 30, 2007, 2006, AND 2005

                                                  2007       2006       2005
                                                  ----       ----       ----
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)             $   (3,254) $  (3,119) $  (4,198)
   Net realized gain (loss)
     from security transactions                  3,805     37,655       (155)
   Net change in unrealized appreciation
     (depreciation) of investments              80,397     23,218     32,113
                                             ---------  ---------  ---------
Increase (decrease) in net assets
   resulting from operations                    80,948     57,754     27,760

CAPITAL SHARE TRANSACTIONS:
   Sales                                        15,512     28,003     34,779
   Redemptions                                       -     (2,907)    (4,870)
                                             ---------  ---------  ---------
Total capital share transactions                15,512     25,096     29,909
                                             ---------  ---------  ---------
Increase in net assets                          96,460     82,850     57,669

NET ASSETS:
   Beginning of period                         631,101    548,251    490,582
                                             ---------  ---------  ---------
   End of period                             $ 727,561  $ 631,101  $ 548,251
                                             =========  =========  =========

      The accompanying notes are an integral part of these statements.





  GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
           NOTES TO FINANCIAL STATEMENTS JUNE 30, 2007



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long-term capital gains of $42,105 to its shareholders on June 28, 2006, in the form of stock dividends equal to 3,243.841 shares of stock. The Series made a distribution of its long-term capital gains of $3,850 to its shareholders on December 27, 2006, in the form of stock dividends equal to 286.269 shares of stock. There were no distributions made during the fiscal year ended June 30, 2005.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2007, the Series purchased $54,739 of common stock. During the same period, the Series sold $32,472 of common stock.

For the year ended June 30, 2006, the Series purchased $92,681 of common stock. During the same period, the Series sold $94,535 of common stock.

For the year ended June 30, 2005, the Series purchased $54,053 of common stock. During the same period, the Series sold $23,356 of common stock.

At June 30, 2007, the gross unrealized appreciation for all securities totaled $255,545 and the gross unrealized depreciation for all securities totaled $16,747, or a net unrealized appreciation of $238,798. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $399,149.

At June 30, 2006, the gross unrealized appreciation for all securities totaled $185,791 and the gross unrealized depreciation for all securities totaled $27,391, or a net unrealized appreciation of $158,400. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $373,078.

At June 30, 2005, the gross unrealized appreciation for all securities totaled $176,655 and the gross unrealized depreciation for all securities totaled $41,472, or a net unrealized appreciation of $135,183. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $337,278.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2007, 2006 and 2005, the fund paid investment advisory fees of $7,117, $4,772 and $4,963, respectively.

On June 30, 2007, the fund had $738 included in accrued expenses, as owed to Carosa, Stanton and DePaolo Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                   Shares        Amount
                                                   -----------   -----------

Balance at June 30, 2004                            40,155.482     $ 398,820
                                                   -----------   -----------

Shares sold during 2005                              2,801.149        34,779
Shares redeemed during 2005                           (382.933)       (4,870)
                                                   -----------   -----------

Balance at June 30, 2005                            42,573.698     $ 428,729
                                                   -----------   -----------

Shares sold during 2006                              1,951.828        28,003
Shares redeemed during 2006                           (204.415)       (2,907)
Reinvestment of Distributions, June 28, 2006         3,243.841        42,105
                                                   -----------   -----------

Balance at June 30, 2006                            47,564.952     $ 495,930
                                                   -----------   -----------


Shares sold during 2007                              1,143.476        15,512
Shares redeemed during 2007                                  -             -
Reinvestment of Distributions, December 27, 2006       286.269         3,850
                                                   -----------   -----------

Balance at June 30, 2007                            48,994.697     $ 515,292
                                                   ===========   ===========

  GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
   FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
    FOR THE YEARS ENDED JUNE 30, 2007, 2006, 2005, 2004, and 2003


                                2007      2006      2005      2004      2003
                                ----      ----      ----      ----      ----
NET ASSET VALUE,
      beginning of period    $ 13.27  $  12.88  $  12.22   $  9.80   $  9.19
                             -------   -------   -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) (0.07)    (0.07)    (0.10)    (0.11)    (0.03)
  Net gain (loss) on securities
   Both realized and unrealized 1.57     (0.49)     0.76      2.53      0.64
                             -------   -------   -------   -------   -------
Total from investment
  Operations                    1.50     (0.56)     0.66      2.42      0.61

DISTRIBUTIONS
    Dividends                    .08       .95         -         -         -
                             -------   -------   -------   -------   -------

NET ASSET VALUE,
  end of period              $ 14.85   $ 13.27  $  12.88 $   12.22   $  9.80
                             =======   =======   =======   =======   =======

NET ASSETS, end of period    $727,561  $631,101 $548,251  $490,582  $367,320
                             ========  ======== ========  ========  ========



                              Actual    Actual    Actual    Actual    Actual
                              ------    ------    ------    ------    ------

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*            2.0%      1.9%      2.0%      2.0%      1.6%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*          2.1%      2.4%      2.2%      2.4%      2.3%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*        (0.5)%    (0.5)%    (0.8)%    (1.0)%     0.0%

PORTFOLIO TURNOVER RATE*        5.0%     15.8%      4.6%     11.3%      7.7%

TOTAL RETURN                   12.5%     10.6%      5.4%     24.7%      6.6%

* Per share amounts calculated using the average shares method


    The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE          Beginning     Ending
                     Account Value Account Value  Annualized  Expenses Paid
ACTUAL                  1/1/07        6/30/07    Expense Ratio	During Period+
Unrestricted Series    $ 1,000.00    $ 1,083.77      1.6%	       $  8.27
Greater Western
        New York Series  1,000.00      1,113.19      2.0%	       $ 10.48
HYPOTHETICAL++
Unrestricted Series      1,000.00      1,025.00      1.6%	       $  8.03
Greater Western
        New York Series  1,000.00      1,025.00      2.0%	       $ 10.04

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2007 to June 30, 2007).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on an annual
5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling
(585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 1370 Pittsford Mendon Road, Mendon, New York 14506

The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS
Christopher Carosa, 47  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 48      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;

  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris
                                                         Stevens Residential


Terrance B. Mulhern, 45 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &

  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;


Bradford L. McAdam, 51  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Thomas S. Carroll, 47   Vice-President  Term of Office:  Vice-President           2            N/A
  47 Chippenham Drive                   N/A              Carosa, Stanton &
  Penfield,                             Length of Time   DePaolo Asset
  NY  14526                             Served:          Management, LLC;
                                        Since 2005       Vice-President,
                                                         Bullfinch Fund, Inc.
                                                         Manager, Studio Sales
                                                         Pottery Supply

Betsy Kay Carosa, 47    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 48   Director;Audit  Term of Office:  Teacher                  2            N/A
  73 San Gabriel Drive  Committee       N/A              Pittsford Mendon HS
  Rochester                             Length of Time
  NY, 14610                             Served:
                                        Since 2006

John P. Lamberton, 47   Director        Term of Office:  Founder, General Partner 2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 47 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction


Michael J. Morris, 46   Director        Term of Office:  Actuary                  2            N/A
  72 Lovely Street      Audit           N/A              United Healthcare
  Unionville,           Committee       Length of Time
  CT  06085                             Served:
                                        Since 1997

Lois Niland, 55         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              VP Sales & Marketing,
  Pittsford,                            Length of Time   Complemar Partners
  NY 14534                              Served:          President, Icon Design
                                        Since 2006       General Manager, Xerox

Michael W. Reynolds, 47 Director        Term of Office:  Vice-President           2            N/A
  105 Dorchester Road   Audit           N/A              Quinlan & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa, Stanton & DePaolo Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the independent directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa, Stanton & DePaolo Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1. Nature, extent and quality of service provided by the Adviser - the independent directors discussed several factors. They noted the to-date unlimited access the Adviser has provided the independent directors, as evidenced by the frequent phone calls and meetings between various directors and Adviser principals and officers, and the periodic visits of various directors to the Adviser's office. To the best of the independent directors' knowledge and experience, this level of access compares very favorably with that of other mutual fund managers. The independent directors also noted that the Adviser has been consistent in maintaining the investment style that the Adviser was hired to provide for the Bullfinch Fund Series and that Bullfinch Fund investors expect, as detailed in the Bullfinch Fund prospectus.;
2. The overall performance of the Series' relative to the performance of other funds in the Funds' peer group and its benchmark - the independent directors noted that under the Adviser's management, both the Bullfinch Fund Unrestricted Series and the Greater Western New York Series have outperformed their indices since inception, 2007 year-to-date, 2nd quarter 2007. The independent directors also noted that the Greater Western New York Series has recently been one of the top-performing funds in its class.
3. The cost of Adviser services and the profits realized by the Adviser - the independent directors noted the Adviser has had a viable private money management business for over a decade, and that the profits the Adviser makes from that business subsidize the Adviser's management of the Bullfinch Fund Series. The independent directors also noted that the amount of private monies managed by the Adviser dwarfs the amount of monies in the Bullfinch
Fund Series. The independent directors therefore see no issue with either the Adviser's overall costs or profits.
4. Extent to which economies of scale would be realized as a fund group - the independent directors noted that significant economies of scale would be realized if the Bullfinch Fund Series' grow, and agreed that growing the Bullfinch Fund Series' should be a priority, within the limitations of available resources.
5. Do fee levels reflect economies of scale for the benefit of fund investors? - the independent directors agreed that the Adviser's fee schedule does reflect economies of scale that Bullfinch Fund shareholders would benefit from as the series grows, as indicated by the breakpoints in the fee schedule.
6. Is it worthwhile to compare the Adviser's fee to the fees other money managers charge to manage similar funds - as the fees the Adviser charges have not had a meaningful impact on the relative performance of the Bullfinch Fund series, the independent directors did not compare the Adviser's fees to other managers. In addition, the independent directors noted how the lack of sales charges or Rule 12b-1 fees, or soft dollar arrangements, was reasonable and fair to Bullfinch Fund shareholders.
7. For the above comparison of fees and services, the board relied on material provided by the adviser, and, because much of this material came from third party sources, the board did not obtain information independent of the investment adviser.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.


Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   06/30/2007     06/30/2006

            Audit Fees              $9,600          $9,000

            Audit-Related Fees      $    0          $    0
            Tax Fees                $2,000          $2,000
            All Other Fees          $    0          $    0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: August 15, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: August 15, 2007